Consolidated Statement of Changes in Equity $ in Millions, $ in Millions		Subscribed and paid-in capital USD ($)	[5]	Subscribed and paid-in capital COP ($)	Additional paid - in capital USD ($)	[5]	Additional paid - in capital COP ($)	Appropriated retained earnings USD ($)	[5]	Appropriated retained earnings COP ($)	Other comprehensive income (OCI) USD ($)	[5]	Other comprehensive income (OCI) COP ($)	Equity attributable to owners of parent USD ($)	[5]	Equity attributable to owners of parent COP ($)	Non-controlling interest USD ($)	[5]	Non-controlling interest COP ($)	USD ($) [5]	COP ($)
Balance at Dec. 31, 2015				$ 22,281			$ 8,307,765			$ 5,699,446			$ 538,129			$ 14,567,621			$ 8,338,659		$ 22,906,280
Change in accounting policies										(7,061)						(7,061)			(4,870)		(11,931)
Dividends declared										(1,310,123)						(1,310,123)			(743,909)		(2,054,032)
Acquisition of non-controlling interest							(238)									(238)					(238)
Other comprehensive income													211,488			211,488			90,719		302,207
Net income										2,139,866						2,139,866			1,377,070		3,516,936	[1]
Balance at Dec. 31, 2016				22,281			8,307,527			6,522,128			749,617			15,601,553			9,057,669		24,659,222
Dividends declared										(1,310,124)						(1,310,124)			(711,578)		(2,021,702)
Acquisition of non-controlling interest							(4,096)									(4,096)					(4,096)
Other comprehensive income													37,249			37,249			38,121		75,370
Net income										1,962,414						1,962,414			1,200,019		3,162,433	[1]
Balance at Dec. 31, 2017				22,281			8,303,431			7,174,418			786,866			16,286,996			9,584,231		25,871,227	[1]
Change in accounting policies on January 1, 2018	[2]									(419,304)			45,833			(373,471)			(19,647)		(393,118)
Balance at January 1, 2018				22,281			8,303,431			6,755,114			832,699			15,913,525			9,564,584		25,478,109
Issuance of shares	[3]																		988,072		988,072
Dilution	[4]						181,579									181,579			(181,579)
Dividends declared										(1,069,489)						(1,069,489)			(749,987)		(1,819,476)
Acquisition of NCI without a change in control							(12,674)									(12,674)			(54,483)		(67,157)
Other comprehensive income													(135,926)			(135,926)			(73,825)	$ (64.5)	(209,751)
Net income										2,912,694						2,912,694			2,271,857	1,595.4	5,184,551
Balance at Dec. 31, 2018		$ 6.9		$ 22,281	$ 2,607.1		$ 8,472,336	$ 2,645.8		$ 8,598,319	$ 214.4		$ 696,773	$ 5,474.2		$ 17,789,709	$ 3,620.2		$ 11,764,639	$ 9,094.3	$ 29,554,348

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.5 “Changes in accounting policies”.
[3]	See note 1, “Reporting entity”.
[4]	See note 26, “Non-controlling interest”.
[5]	See note 2.4, “convenience translation into U.S. dollars”.